UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22423

ORACLE FAMILY OF FUNDS

 (Exact name of registrant as specified in charter)

182 Island Blvd., FL, Fox Island, WA  98333

 (Address of principal executive offices)(Zip code)

Laurence I. Balter

Oracle Investment Research

182 Island Blvd., FL, Fox Island, WA  98333

 (Name and address of agent for service)

Registrant's telephone number, including area code: (253) 303-0164

Date of fiscal year end: August 31

Date of reporting period: February 28, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

SEMI-ANNUAL REPORT

The Oracle Mutual Fund

Rational investing in an irrational world. ®

FEBRUARY 28, 2011

(Unaudited)

Item 1.  Reports to Stockholders.

Oracle Mutual Fund
February 28, 2011 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Oracle Mutual Fund
	Schedule of Investments
	February 28, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 90.95%

Air Transportation - 10.20%
10,000	AMR Corp. *	$ 67,400
9,000	Delta Air Lines, Inc. *	101,160
4,000	US Airways Group, Inc. *	34,440
1,000	United Continental Holdings, Inc. *	24,040
		227,040
Beverages - 2.85%
1,000	Pepsico, Inc.	63,420

Bituminous Coal & Lignite Mining - 13.50%
1,500	Peabody Energy Corp.	98,235
2,500	Consol Energy, Inc.	126,775
623	Walter Energy, Inc.	75,389
		300,399
Computer Communications Equipment - 0.83%
1,000	Cisco Systems, Inc. *	18,560

Electric Services - 1.80%
2,000	NRG Energy, Inc. *	39,980

Electronic Computers - 4.76%
300	Apple, Inc. *	105,963

Gold & Silver Ores - 7.82%
4,000	Kinross Gold Corp. *	63,440
2,000	Newmont Mining Corp. Holding Co.	110,540
		173,980
Housewares Products (Electric & Non Electric) - 3.62%
2,000	Helen of Troy Corp. *	55,860
300	Wirlpool Corp.	24,750
		80,610
Instrument for Measuring & Testing Electricity - 4.33%
1,700	Itron, Inc. *	96,407

Metal Mining - 12.75%
1,650	Freeport McMoran Copper & Gold, Inc.	87,367
2,500	Vale S.A. ADR	85,575
700	First Quantum Minerals Ltd. *	86,877
500	Molycorp, Inc. *	23,995
		283,814
Motor Vehicle Parts & Accessories - 3.00%
5,000	American Axle & Manufacturing Holdings, Inc. *	66,850

Motor Vehicles & Passenger Car Bodies - 1.60%
1,000	Oshkosh Corp. *	35,670

Petroleum Refining - 5.16%
2,368	BP Plc. ADR	114,777

Semiconductors & Related Devices - 1.73%
4,000	Kulicke & Soffa Industries, Inc. *	38,360

Services-Business Services - 8.48%
1,100	Visa, Inc.	80,355
7,000	Motricity, Inc. *	108,360
		188,715
Services-Educational Services - 4.78%
2,350	Apollo Group, Inc. Class A *	106,361

Special Industry Machinery, NEC - 3.74%
1,750	Veeco Instruments, Inc. *	83,265

TOTAL FOR COMMON STOCKS (Cost $2,090,367) - 90.95%		2,024,171

SHORT TERM INVESTMENTS - 1.90%
42,276	Fidelity Institutional Money Market Portfolio 0.25% **	42,276
TOTAL SHORT TERM INVESTMENTS (Cost $42,276) - 1.90%		42,276

TOTAL INVESTMENTS (Cost $2,132,643) - 92.85%		2,066,447

OTHER ASSETS LESS LIABILITIES - 7.15%		159,173

NET ASSETS - 100.00%		$ 2,225,620

ADR - American Depository Receipt
* Non-income producing securities during the period.
** Variable rate security; the money market rate shown represents the yield at February 28, 2011.
The accompanying notes are an integral part of these financial statements.

Oracle Mutual Fund
Statement of Assets and Liabilities
February 28, 2011 (Unaudited)

Assets:
Investments, at Fair Value (Cost $2,132,643)	$ 2,066,447
Cash	500
Receivables:
Securities Sold	184,429
Due from Advisor (Note 3)	1,340
Dividends and Interest	1,427
Prepaid Expenses	1,276
Total Assets	2,255,419
Liabilities:
Securities Purchased	28,660
Other Expenses	1,139
Total Liabilities	29,799
Net Assets	$ 2,225,620

Net Assets Consist of:
Paid In Capital	$ 2,215,000
Accumulated Net Investment Loss	(1,244)
Accumulated Realized Gain on Investments	78,060
Unrealized Depreciation in Value of Investments	(66,196)
Net Assets, for 22,152 Shares Outstanding (Unlimited number
of shares authorized without par value)	$ 2,225,620

Net Asset Value Per Share and Offering Price ($2,225,620/22,152)	$ 100.47

Minimum Redemption Price Per Share *	$ 99.97

Maximum Offering Price Per Share (Note 2)	$ 106.04

*The Fund will impose a 0.50% redemption fee on shares redeemed within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

Oracle Mutual Fund
Statement of Operations
For the period January 3, 2011 (commencement of investment operations)
through February 28, 2011 (Unaudited)

Investment Income:
Dividends	$ 1,619
Interest	150
Total Investment Income	1,769

Expenses:
Advisory Fees (Note 3)	2,260
Administration Fees (Note 3)	4,438
Legal Fees	1,808
Transfer Agent Fees (Note 4)	1,467
Custody Fees	458
Printing & Mailing Fees	75
Insurance Fees	394
Miscellaneous Fees	151
Total Expenses	11,051
Advisory Fees Waived (Note 3)	(8,038)
Net Expenses	3,013

Net Investment Loss	(1,244)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	78,060
Net Change in Unrealized Depreciation on Investments	(66,196)
Net Realized and Unrealized Gain on Investments	11,864

Net Increase in Net Assets Resulting from Operations	$ 10,620

The accompanying notes are an integral part of these financial statements.

Oracle Mutual Fund
Statement of Changes in Net Assets

	(Unaudited)
	Period Ended	*
	2/28/2011
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (1,244)
Net Realized Gain on Investments	78,060
Unrealized Depreciation on Investments	(66,196)
Net Increase in Net Assets Resulting from Operations	10,620

Capital Share Transactions:
Proceeds from Sale of Shares	2,215,000
Shares Issued on Reinvestment of Dividends	-
Proceeds from Early Redemption Fees	-
Cost of Shares Redeemed	-
Net Increase in Net Assets from Shareholder Activity	2,215,000

Net Assets:
Net Increase in Net Assets	2,225,620
Beginning of Period	-
End of Period (Including Accumulated Undistributed Net Investment Loss of $1,244)	$ 2,225,620

Share Transactions:
Shares Sold	22,152
Shares Issued on Reinvestment of Dividends	-
Shares Redeemed	-
Net Increase (Decrease) in Shares	22,152
Outstanding at Beginning of Period	-
Outstanding at End of Period	22,152

* The Fund investment commenced operations on January 3, 2011.
The accompanying notes are an integral part of these financial statements.

Oracle Mutual Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period Ended
	Ended
	2/28/2011 ▲

Net Asset Value, at Beginning of Period	$ 100.00

Income From Investment Operations:
Net Investment Loss *	(0.06)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.53
Total from Investment Operations	0.47

Distributions from:
Return of Capital	-
Net Realized Gain	-
Total from Distributions	-

Redemption Fees ***	-

Net Asset Value, at End of Period	$ 100.47

Total Return **	0.47%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,226
Ratio of Expenses to Average Net Assets	1.00%	†
Ratio of Net Investment Income to Average Net Assets	(0.41)%	†
Portfolio Turnover	138.13%

† Annualized

▲ The Fund investment commenced operations on January 3, 2011.
* Net Investment Income/Loss per share amounts were calculated using the average share method.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends and is not annualized for periods of less than one year.

*** The Fund will impose a 0.50% redemption fee on shares redeemed within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

ORACLE MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2011 (UNAUDITED)

Note 1. Organization

The Oracle Mutual Fund (the “Fund”) was organized as a diversified series of the Oracle Family of Funds (the “Trust”) on September 16, 2010. The Trust is an open-end investment company established under the laws of the State of Ohio by an Agreement and Declaration of Trust dated May 13, 2010 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is the only series currently authorized by the Trustees. The investment advisor to the Fund is Oracle Investment Research (the “Advisor”).

The investment objective of the Fund is long-term capital appreciation while secondarily striving for income.  The Fund is diversified.  Under applicable federal laws, to qualify as a diversified fund, the Fund, with respect to 75% of its total assets, may not invest greater than 5% of its total assets in any one issuer and may not hold greater than 10% of the securities of one issuer.  The remaining 25% of the Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuations - Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.  Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the price of the security quoted or published by others or the value when trading resumes or realized upon its sale.  Therefore, if a shareholder purchases or redeems Fund shares when it holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.  The Adviser anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, American Depositary Receipts, estate investment trusts, exchanged-traded funds, real preferred securities and bonus certificates, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.

Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, such as corporate bonds, municipal bonds and structured notes, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The Advisor used inputs such as pricing of similar securities and market movements of the underlying common stock to fair value reverse convertible bonds.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at February 28, 2011 in valuing the Fund’s investments:

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 2,024,171	$ -	$ -	$ 2,024,171
Short-Term Investments	42,276	-	-	42,276
Total	$ 2,066,447	$ -	$ -	$ 2,066,447

* Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for the period ended February 28, 2011.

Federal Income Taxes - Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Fund, as a series of the Trust, intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions.  The Fund’s policy is to distribute to its shareholders all of its net investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income.

Distributions to Shareholders - The Fund will receive income in the form of dividends and interest earned on its investments in securities.  This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be distributed to the Fund’s shareholders.

The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities.  Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of the distributions of net investment income giving rise to ordinary income.  If during any year the Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain.  After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund’s shares may have been held by the shareholders.  For more information concerning applicable capital gains tax rates, see your tax adviser.

Other - The Fund records security transactions on the day after the trade date.  The highest cost specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Redemption Fees - Redemptions of short-term holdings may create missed opportunity costs for the Fund, as the Adviser may be unable to take or maintain positions in securities that employ certain strategies that require a longer period of time to achieve anticipated results.  For these reasons, the Fund will assess a 0.50% fee on the redemption or exchange of Fund shares held for 30 days or less and will be paid to the Fund.  The Fund will use the FIFO method to determine the 30-day holding period.  Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account.  If this holding period is 30 days or less, the redemption fee will be assessed.  The redemption fee will be applied on redemptions of each investment made by shareholder that does not remain in the Fund for a 30-day period from the date of purchase.  For the period ended February 28, 2011, the Fund did not collect any early redemption fees.

Contingent Deferred Sales Charge - Shares are subject to a Contingent Deferred Sales Charge (“CDSC”). The CDSC is imposed on shares redeemed by the shareholder within 12 months of purchase. The 0.50% CDSC is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.

Sales Charge -  If you purchase shares of the Fund, you will pay an initial sales charge of 5.25% when you invest, unless you qualify for a reduction or waiver of the sales charge.  Please refer to the Prospectus for qualifying sales charge reductions or waivers.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Note 3. Investment Management Agreement

The Fund has entered into an Investment Advisory Agreement with the Adviser, Oracle Investment Research, under which the Adviser manages the Fund’s investments and business affairs subject to the supervision of the Board of Trustees.  Under the Investment Advisory Agreement, the Fund compensates the Adviser for its investment advisory services at the annual rate of 0.75% of the Fund’s average daily net assets, payable on a monthly basis. After the initial two years, the Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.  For the period ended February 28, 2011, the Adviser earned $2,260 in advisory fees.

The Fund is responsible for its own operating expenses.  Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to reduce its management fees and/or pay expenses of the Fund to ensure that the total amount of Fund operating expenses (excluding dividends on short positions, brokerage commission expenses, interest and tax expenses, distribution fees and extraordinary, non-recurring expenses and acquired fund fees and expenses) do not exceed 1.00%, through December 31, 2011, subject thereafter to annual re-approval of the agreement by the Board of Trustees.  Any reduction in advisory fees or payment of expenses made by the Adviser may be reimbursed by the Fund in subsequent fiscal years if the Adviser so requests.  This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement will be reviewed and approved by the Board of Trustees.  The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses.  In addition, any such reimbursement from the Fund to the Adviser will be subject to the applicable limitation on Fund expenses.  This operating expense limitation agreement can only be terminated by, or with the consent of, the Board of Trustees.  For the period ended February 28, 2011, the Adviser waived $8,038 in expenses pursuant to the expense limitation agreement.  At February 28, 2011, the Adviser owed the Fund $1,340 for expenses waived.

Pursuant to an Administration Agreement (the “Administration Agreement”), Oracle Investment Research (the “Administrator”), acts as administrator for the Fund.  The Administrator provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.  Pursuant to the Administration Agreement, for its services, the Administrator receives from the Fund 0.20% of average net assets on the first $50 million of Fund assets, 0.07% of the average net assts over $50 million but less then $100 million, 0.05% of the average net assts over $100 million but less then $150 million and 0.03% of the average net assts over $150 Million all are subject to a minimum monthly fee of $2,500.  For the period ended February 28, 2011, the Adviser earned $4,438 in administrative fees.

Note 4. Affiliated Service Provider

Mutual Shareholder Services, LLC (“MSS”), acts as the Fund’s transfer agent.  Certain officers of the Trust are officers, employees, and/or members of management of MSS.  MSS maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.  For the period ended February 28, 2011, MSS earned $1,467.

Note 5. Distribution Fees

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) on behalf of the Fund.  Under the Distribution Plan, the Fund pays a fee to the Fund’s distributor for distribution services (the “Distribution Fee”) for shares at an annual rate of 0.25% of the Fund’s average daily net asset value.  The Distribution Plan provides that the Fund’s distributor may use all or any portion of such Distribution Fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the Distribution Plan, or to provide certain shareholder services.  Currently the Distribution plan is inactive.

Note 6. Investment Transactions

For the period ended February 28, 2011, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and options aggregated $4,836,374 and $2,781,317, respectively.

At February 28, 2011, the net unrealized appreciation (depreciation) of investments for tax purposes, were as follows:

Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$40,942	$(107,138)	$(66,196)

At February 28, 2011, the aggregate cost of securities for federal income tax purposes was $2,132,643.

Note 7. Beneficial Ownership

The beneficial ownership, either directly or indirectly, or more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2 (a) (9) of the 1940 Act.  As of February 28, 2011, the Revocable Living Trust of Linda Nakagawa, held approximately 95.49% of the voting securities of the Fund, and may be deemed to control the Fund.

Note 8. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU 2010-06 will have on the Funds’ financial statement disclosures.

Oracle Mutual Fund
Expense Illustration
February 28, 2011 (Unaudited)

Expense Example

As a shareholder of the Oracle Mutual Fund, you incur ongoing costs which typically consist of management fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period, January 3, 2011 through February 28, 2011, and the entire period September 1, 2010 through February 28, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	January 3, 2011	February 28, 2011	January 3, 2011 to February 28, 2011

Actual	$1,000.00	$1,004.70	$1.57
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,006.25	$1.57

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 57/365 (to reflect the one-half year period).

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	September 1, 2010	February 28, 2011	September 1, 2010 to February 28, 2011

Actual	$1,000.00	$1,004.70	$4.97
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,019.84	$5.01

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ORACLE MUTUAL FUND

TRUSTEES AND OFFICERS

FEBRUARY 28, 2011 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, as amended.

Name Address and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Paul Kirschner P.O. Box 1879 Gig Harbor, WA 98335 Year of Birth: 1955	Trustee	Indefinite Term; Since September, 2010	One	President - Fresh Start Loan Corporation- Since 1999	None
Daniel Friedlander 2815 Townsgate Road, Ste. #200, Westlake Village, CA 91361 Year of Birth: 1974	Trustee	Indefinite Term; Since September, 2010	One	Attorney at Law – Since 2005	None

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name Address and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Laurence I. Balter * 182 Island Blvd., FI, Fox Island, WA 98333 Year of Birth: 1969	President and Trustee	Indefinite Term; Since September, 2010	One	Oracle Investment Research, Balter Wealth Management	None
Charles R. Ropka, Esq. 215 Fries Mill Road, Turnersville, NJ 080212 Year of Birth: 1963	Secretary	Indefinite Term; Since September, 2010	N/A	Attorney-at-law- Law Office of C. Richard Ropka, LLC, Rabil, Ropka, Kingett & Stewart, LLC	N/A
Gregory Getts 8000 Town Centre Drive, Ste. 400, Broadview Heights, OH 44147 Year of Birth: 1957	Treasurer	Indefinite Term; Since September, 2010	N/A	President - Mutual Shareholders Services, LLC (2001-present).	N/A

* Mr. Balter is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Balter is an interested person of the Trust by virtue of the fact that he is an interested person of Oracle Investment Research, the Fund’s investment advisor.

ORACLE MUTUAL FUND

ADDITIONAL INFORMATION

FEBRUARY 28, 2011 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on November 30 and May 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-494-2755, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 494-2755 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 494-2755 to request a copy of the SAI or to make shareholder inquiries.

Approval of Management Services Agreement

In connection with the organizational meeting of the Board of Trustees (the “Board”) of Oracle Family of Funds (the “Trust”), held on September 16, 2010 (the “Meeting”), the Board, including the Independent Trustees, discussed the approval of a Management Agreement (the “Agreement”) between the Trust and Oracle Investment Research, LLC (the “Adviser”), on behalf of the Oracle Mutual Fund (the “Fund”).  The Board was advised by counsel of their duties and obligations under the federal securities laws with respect to approval of investment advisory contracts and the fact that in fulfilling their responsibilities to a Fund and its shareholders, trustees must apply their business judgment to the question of whether the overall arrangements provided under the terms of the investment advisory contract are reasonable business arrangements for the Fund.  The Board was also advised by counsel that they must make a reasonable and good faith attempt to ascertain all facts relevant to their deliberations.  They also discussed the specific factors trustees should consider in evaluating an investment advisory contract which include, but are not limited to, the following:  the investment performance of the Fund and the investment adviser; the nature, extent and quality of the services provided by the investment adviser to the Fund; the costs of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders.  In considering the Agreement, the Board interviewed the Adviser and received materials specifically relating to the Agreement.  These materials included information on the investment performance of the Adviser with respect to its separately privately managed accounts; plans for monitoring compliance with the Fund’s investment limitations; the organization, history and financial condition of the Adviser and the experience of the Adviser.

In its consideration of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement include the following:

Nature, Extent and Quality of Services.  At the Meeting, the Board examined the nature, extent and quality of the services to be provided by the Adviser to the Fund.  A presentation was given by the Adviser regarding the Fund’s investment strategy and the Adviser’s experience in the securities industry.  The Adviser’s representative discussed plans for monitoring compliance with the Fund’s investment limitations.  It was the consensus of the Trustees that they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the Agreement.

Performance of the Adviser.  Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund; however, the Board, including the Independent Trustees, considered the performance of the Adviser’s separately managed accounts, and reviewed its prior performance results.  The Trustees concluded that the Adviser had the experience to deliver satisfactory investment performance for the Fund.

Fees and Expenses. The Trustees reviewed information regarding comparative fees charged by advisers to a peer group of Funds.  The Board discussed the contractual arrangement by which the Adviser agreed to reduce fees and absorb expenses of the Fund until at least December 31, 2011, to ensure that Total Annual Fund Operating Expenses After Fee Waiver (exclusive of any acquired Fund fees and expenses, borrowing costs, taxes and extraordinary expenses) will not exceed 0.95%, 1.70% and 0.70% and 0.85% of the Fund’s average daily net assets for its Class A, Class C, Class I and Class NL shares, respectively. It was the consensus of the Board that, based on the nature of the Fund’s investments in related securities, and the Adviser’s unique experience and expertise in these types of investments and the fees charged by the Adviser to its privately managed accounts, the proposed management fee was reasonable.

Profitability. The Trustees discussed with the Adviser the expected profits to be realized by the Adviser based on expected asset levels, taking into consideration other benefits to the Adviser, such as the Rule 12b-1 fees which may be paid to the Adviser.  It was the consensus of the Trustees that the Adviser would not be overly profited based on initial estimates of costs and asset levels.

Economies of Scale. The Trustees concluded that, based on expected asset levels, the benefits derived from economies of scale were not relevant considerations at this time.

 Conclusion. Having requested and received such information from the Adviser which the Board believed to be reasonably necessary in order to evaluate the terms of the proposed Management Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable, and unanimously approved the proposed Management Agreement.

Investment Adviser:
Oracle Investment Research

182 Island Blvd., FI

Fox Island, WA 98333

Independent Registered Public Accounting Firm:
Patke & Associates, Ltd.

300 Village Green Drive, Suite 210

Lincolnshire, IL 60069

Legal Counsel:
Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, NJ 08012

Custodian:
Huntington National Bank

41 South Street

Columbus, OH 43125

Transfer Agent:
For more information, purchase or redemptions, call or write to

Oracle Mutual Fund’s Transfer Agent:

Mutual Shareholder Services, LLC

Oracle Mutual Fund

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(800) 494-2755 Toll Free

This report is provided for the general information of the shareholders of the Oracle Mutual Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ORACLE FAMILY OF FUNDS

By /s/ Laurence I. Balter

----------------------------------------

* Laurence I. Balter,

President

Date:

May 9, 2011

*Print the name and title of each signing officer under his or her signature.